Concentrations and Risks (Details) - Schedule of the Customers Accounting of Total Receivables from Customers - Customer Concentration Risk [Member] - Receivables [Member] - USD ($) $ in Thousands	6 Months Ended	12 Months Ended
	Sep. 30, 2024	Mar. 31, 2024
Customer B [Member]
Concentration Risk [Line Items]
Receivables from customers	$ 294	$ 195
Receivables from customers percentage	55.00%	7.00%
Customer A [Member]
Concentration Risk [Line Items]
Receivables from customers	$ 155	$ 619
Receivables from customers percentage	29.00%	21.00%